Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
VALUE LINE CAPITAL APPRECIATION FUND INC
Prospectus [Line Items]
Average Annual Return, Percent	20.87%	8.10%	11.86%
VALUE LINE CAPITAL APPRECIATION FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.97%	6.65%	10.18%
VALUE LINE CAPITAL APPRECIATION FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.27%	5.99%	9.24%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	21.07%	8.36%	12.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.70% [1]	8.47%	9.78%

[1]	This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.